August 9, 2007

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert Variable Series, Inc. SEC File No. 333-144413 Pre-Effective Amendment No. 2 for Form N-14 Registration Statement

Dear Ms. Samuel:

Transmitted is Pre-Effective Amendment No. 2 regarding the above-referenced Registration Statement. Registrant respectfully requests that this filing be afforded accelerated treatment to receive an effective date of August 10, 2007.

This letter also serves as a response to comments made by the SEC staff (the "Staff") by telephone to Calvert on August 6, 2007, regarding the initial Form N-14 and Post-Effective Amendment No. 1. Material changes made to the filing in response to Staff comments are summarized below.

Prospectus

  Registered investment company ("RIC") name was added to headings on front page of prospectus/proxy statement.

  Discussion of liabilities was added to description of merger transaction on front page of prospectus/proxy statement.

  File numbers for RIC and SEC filing dates for regulatory documents were added.

  Disclosure in risk section of Synopsis was enhanced.

  Dates for capital loss carryforwards data were corrected.

  Explanatory notes regarding pro forma adjustments were added to capitalization table.

  Qualifying text for certain investment restrictions was moved to main text of investment restrictions.

  Contact information for mailing of proxy revocations was added.

  Disclosure was added regarding minimum votes and proportional voting.

  Shareholder ownership information was provided for acquiring fund.

Statement of Additional Information

  File numbers for RIC and SEC filing dates for regulatory documents were added.

  Introduction to pro forma financial statements was added, in accordance with Regulation S-X, Rule 11-02 (b)(2).

Financial Statements

    Social Midcap Growth Portfolio pro forma combined NAV was changed from $28.30 to $28.29 in Statement of Assets and Liabilities for December 31, 2006 and capitalization table for December 31, 2006.

    Footnotes explaining pro forma adjustments were added to Capitalization Table.

    Reference to "unaudited" was added to heading of December 31, 2006 Pro Forma Schedule of Investments.

Part C -- Other Information

1. RIC name and file number was added to exhibit entries.

2. Requisite undertakings were added to Item 17.

Supplemental Representations

Power of Attorney. A power of attorney was recently filed on April 30, 2007, for the Registrant authorizing the undersigned to execute all registration statements and amendments on behalf of the required signatories for the Registrant.1 In addition, the Board of Directors for the Registrant at a Board Meeting in June 2007 adopted resolutions specifically approving the filing of the above-referenced Registration Statement and authorizing officers of the Registrant to file and execute all documents to carry out the foregoing.

Finally, on behalf of the Registrant and as an officer of Calvert Variable Series, Inc., I acknowledge that:

______________________________

1  Post-Effective Amendment No. 53 to Registration Statement on Form N-1A for Calvert Variable Series, Inc. (File No. 811-3591), SEC Accession No. 0000708950-07-00001.

  The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

  Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing;

  A Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States;

  Should the Commission or Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

  The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  The Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Assistant Vice President and Assistant Secretary